Schedule of allowance for expected credit losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Balance at January 1	$ (84,088)
Current period additions for expected credit losses	(300,828)	(84,088)
Write-offs charges against allowance	99,217
Balance at December 31	$ (285,699)	$ (84,088)